Debt - Additional information (Details) $ in Millions			3 Months Ended
	Aug. 09, 2022 USD ($)	Aug. 05, 2022 USD ($) subsidiary item	Mar. 31, 2024 item facility	Mar. 31, 2024 item	Mar. 31, 2024 USD ($)	Mar. 31, 2024
Number of loan facilities			3	1
Number of vessels with loans | item			19
Fair market Value Percentage			40.00%
Minimum [Member]
Required Minimum Solvency Covenant			30.00%
Required minimum cash and cash equivalents					$ 18.8
Cash and Cash Equivalent Percentage						5.00%
Fair market Value Percentage			130.00%
Minimum Net Worth Required					200.0
Nordea SEB Revolving Facility
Number of vessels with loans | item			6
Number of vessels previously financed under lease arrangments | item		12
Number of subsidiaries | subsidiary		12
Line of Credit Facility, Maximum Borrowing Capacity		$ 185.0
Number of days to provide notice for draw down or repayment of debt			5 days
Revolving credit facility drawn down					0.0
Revolving credit facility undrawn					156.4
Nordea SEB Revolving Facility | Minimum [Member]
Cash and Cash Equivalent Percentage						60.00%
Nordea SEB Revolving Facility | SOFR
Debt Instrument, Basis Spread on Variable Rate			2.50%
ABN CACIB Joint Bank Facility
Revolving credit facility drawn down					14.2
ABN AMRO Revolving Facility
Line of Credit Facility, Maximum Borrowing Capacity	$ 15.0
Revolving credit facility drawn down					8.9
Revolving credit facility undrawn					$ 6.1
ABN AMRO Revolving Facility | SOFR
Debt Instrument, Basis Spread on Variable Rate	3.90%